Share Based Compensation - Options Valuation Assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Risk-free interest rate minimum (percentage)	0.62%	0.31%	1.39%
Risk-free interest rate maximum (percentage)	1.34%	1.66%	2.66%
Expected volatility minimum (percentage)	80.05%	76.38%	72.30%
Expected volatility maximum (percentage)	82.03%	81.45%	76.22%
Expected dividend yield (percentage)	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)	5 years 3 months 7 days	5 years 3 months 7 days	5 years 3 months 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)	6 years 29 days	6 years 29 days	6 years 29 days